Gains (losses) Recognized on Derivative Instruments (Detail) (Not Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	$ 8,620	$ 250	$ 33,420	$ 0
Derivative, Loss on Derivative	0	0	0	(52)
Contingent Value Rights | Net gain on the valuation of contingent value rights
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	8,620	0	33,420	0
Derivative, Loss on Derivative	0	0	0	0
Interest Rate Swap | Loss on interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain on Derivative	0	250	0	0
Derivative, Loss on Derivative	$ 0	$ 0	$ 0	$ (52)